CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 9,829,688	$ 8,064,777	$ 3,292,787
Depreciation, amortization and accretion:
Premises and equipment	1,988,670	2,009,616	1,855,879
Net deferred loan costs	2,081,675	2,083,309	2,253,359
Debt and mortgage-backed securities premiums and discounts, net	342,962	295,132	148,461
Equity trust expense, net	234,588	355,179	800,434
Stock option and award expense	1,179,683	590,457	555,086
Provision for loan losses	14,450,000	14,800,000	26,064,000
Provision for losses on real estate acquired in settlement of loans	3,175,919	2,118,500	2,181,900
Gains on sale of real estate acquired in settlement of loans	(426,868)	(169,496)	(300,683)
Originations of mortgage loans held for sale	(1,402,335,941)	(1,432,925,551)	(1,809,489,481)
Proceeds from sales of mortgage loans held for sale	1,330,605,283	1,591,452,812	1,672,542,651
Gain on sale of loans held for sale	(8,125,283)	(5,667,812)	(7,501,651)
Increase in cash value of bank-owned life insurance	(1,001,608)	(1,071,637)	(1,092,149)
Decrease (increase) in deferred tax asset	1,134,145	384,663	(3,861,066)
Excess tax benefit from stock-based compensation	(3,081)	(113,301)	(1,390)
Tax expense for release of equity trust shares	59,749	49,227	66,224
Increase (decrease) in accrued expenses	(19,719)	594,455	(736,607)
(Decrease) increase in current income taxes payable	1,393,980	(2,130,097)	15,771
Changes in other assets and liabilities	(11,397)	3,069,778	(1,559,899)
Net adjustments	(55,277,243)	175,725,234	(118,059,161)
Net cash (used in) provided by operating activities	(45,447,555)	183,790,011	(114,766,374)
Proceeds from:
Maturities of debt securities available for sale	43,200,000	56,000,000	20,000,000
Principal payments on mortgage-backed securities	3,961,106	8,927,535	8,624,939
Redemption of Federal Home Loan Bank stock	5,312,900	11,035,100	12,990,100
Sales of real estate acquired in settlement of loans receivable	7,642,235	10,035,572	11,295,944
Sales of equipment	13,562	72,671	34,811
Purchases of:
Debt securities available for sale	(50,605,230)	(62,582,763)	(26,004,472)
Federal Home Loan Bank stock	(7,771,100)	(4,361,900)	(11,113,900)
Premises and equipment	(1,960,043)	(1,776,355)	(1,692,787)
Net decrease (increase) in loans receivable	23,387,852	(7,684,964)	37,881,390
Cash paid for equity in joint venture			(12,500)
Net cash provided by investing activities	23,181,282	9,664,896	52,003,525
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in deposits	(19,845,140)	7,321,793	(76,426,119)
Proceeds from (repayment of) Federal Home Loan Bank advances, net	60,000,000	(152,000,000)	120,000,000
Net increase (decrease) in advance payments by borrowers for taxes and insurance	643,467	(2,152,514)	2,442,565
Proceeds from cash received in dividend reinvestment plan			707,033
Proceeds from stock options exercised	503,422	193,955	196,829
Purchase of equity trust shares from Treasury, net	339,517	446,684
Purchase of equity trust shares, net			(181,552)
Excess tax benefit from stock-based compensation	3,081	113,301	1,390
Tax expense for release of equity trust shares	(59,749)	(49,227)	(66,224)
Repurchase of preferred shares, net	(6,608,067)
Repurchase of common stock warrant	(1,110,000)
Dividends paid on common stock	(4,301,725)	(4,177,009)	(4,053,659)
Dividends paid on preferred stock	(1,626,900)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan	100,000	99,998
Common stock purchased under dividend reinvestment plan	(22,013)	(27,399)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(485,704)	(129,387)	(78,374)
Net cash provided by (used in) financing activities	27,530,189	(151,986,705)	40,914,989
Net increase (decrease) in cash and cash equivalents	5,263,916	41,468,202	(21,847,860)
Cash and cash equivalents at beginning of year	57,071,006	15,602,804	37,450,664
Cash and cash equivalents at end of year	62,334,922	57,071,006	15,602,804
Cash paid during the year for:
Interest on deposits	7,356,332	11,477,166	16,227,448
Interest on advances from FHLB	918,582	1,070,964	1,738,241
Interest on other borrowings			484
Interest on subordinated debentures	541,114	527,685	535,993
Cash paid during the year for interest	8,816,028	13,075,815	18,502,166
Income taxes, net	1,804,742	4,808,167	3,517,009
NON-CASH INVESTING ACTIVITIES:
Real estate acquired in settlement of loans receivable	$ 5,625,640	$ 15,802,078	$ 19,622,863